Receivables and Other Current Assets - Schedule of Receivables and Other Current Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Sales taxes receivable	$ 62	$ 75
Interest receivable		10
Other current assets	99	48
Total	$ 161	$ 133